Provisions for Sundry Creditors	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Provisions For Sundry Creditors	PROVISIONS FOR SUNDRY CREDITORS
At December 31, 2022, 2021 and 2020, the provisions for sundry creditors and others is as follows:

	2022		2021	2020
Provision for plugging of wells (Note 13)	Ps.	66,699,388	70,144,756	77,125,513
Provision for trails in process (Note 27)	10,533,137		11,114,006	8,321,816
Provision for environmental costs	11,914,160		11,138,904	9,178,555
	Ps.	89,146,685	92,397,666	94,625,884
The following tables show the allowance account for plugging of wells, trials in progress and environmental costs:

	Plugging of wells
	2022		2021	2020
Balance at the beginning of the year	Ps.	70,144,756	77,125,513	80,849,900
(Decrease) Increase capitalized in fixed assets	(3,573,843)		(13,834,388)	(12,816,336)
Unwinding of discount against income	4,647,200		4,454,106	4,555,692
Unrealized foreign exchange loss (gains)	(3,984,400)		2,454,810	4,766,921
Amount used	(534,325)		(55,285)	(230,664)
Balance at the end of the year	Ps.	66,699,388	70,144,756	77,125,513

	Trials in progress
	2022		2021	2020
Balance at the beginning of the year	Ps.	11,114,006	8,321,816	8,075,031
Additions against expenses	3,137,470		4,818,298	972,692
Provision cancellation	(3,704,499)		(2,025,221)	(724,026)
Amount used	(13,840)		(887)	(1,881)
Balance at the end of the year	Ps.	10,533,137	11,114,006	8,321,816

	Environmental costs
	2022		2021	2020
Balance at the beginning of the year	Ps.	11,138,904	9,178,555	9,086,977
Additions against expenses	1,711,108		2,424,037	1,669,063
Cancellation against expenses	(856,047)		(407,671)	(1,574,810)
Amount used	(79,805)		(56,017)	(2,675)
Balance at the end of the year	Ps.	11,914,160	11,138,904	9,178,555
Provision for plugging of wells
PEMEX records a provision at present value for the future plugging cost of an oil production facility or pipeline at the time that it is built.
The plugging provision represents the present value of plugging costs related to oil and gas properties. These provisions have been created based on internal estimates of PEMEX. PEMEX has made certain assumptions based on the current economic environment that PEMEX believes provide a reasonable basis on which to estimate the future liability. These estimates are reviewed regularly to take into account any material changes in the assumptions. However, actual plugging costs in the long run will depend on future market prices for the necessary plugging work, which reflect market conditions at the time the work is being performed.
The calculation of this provision considers the year-end exchange rate, the projected inflation rate for the United States, interpolated discount rates based on the maturity date of long-term debt instruments in U.S. markets, as well as unit costs obtained from current contracts as of the valuation date, the current status of PEMEX’s wells and the limit of proved and developed reserves as of January 1, 2023.
The decrease in the provision in 2022, 2021 and 2020 against fixed assets corresponded to a decrease in the reserve limits, adjustments to the discount rate and applications to the reserve. This includes the effect of the discount rate over time of Ps. 4,647,200, Ps. 4,454,106 and Ps. 4,555,692 for 2022, 2021 and 2020, respectively. The discount rate ranges used during 2022, 2021 and 2020 were from 9.380% to 10.520%, 3.114% to 8.040% and 3.268% to 7.799% for U.S. dollar denominated assets, respectively.
Moreover, the time of plugging depends on when the fields cease to have economically viable production rates, which, in turn, depends on the inherently uncertain future prices of oil and gas. Well plugging of works will be carried out as follows:

Year	Amount
2023	Ps.	76,691
2024	1,064,330
2025	955,654
2026	4,350,081
2027	5,640,335
More than five years	54,612,297
Total	Ps.	66,699,388
Provision for environmental costs
PEMEX is subject to the provisions of the Ley General del Equilibrio Ecológico y la Protección al Ambiente (General Law on Ecological Equilibrium and Environmental Protection). To comply with this law, environmental audits of PEMEX’s larger operating, storage and transportation facilities have been or are being conducted. Following the completion of such audits, PEMEX has signed various agreements to implement environmental remediation and improve environmental plans. Such plans will be sent to the Agencia Nacional de Seguridad Industrial y de Protección al Medio Ambiente del Sector Hidrocarburos (National Agency for Industrial Safety and Environmental Protection of the Hydrocarbons Sector or “ASEA”). The period of execution of these works is not defined, as they are subject to the budgets that may be granted to PEMEX.